CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) shares in Thousands, $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Total
Beginning balance at Dec. 31, 2017	$ 26,606	$ 567	$ 809	$ 17,401	$ 45,383
Beginning balance (in share) at Dec. 31, 2017					1,640,983
Changes in equity
Net earnings				3,293	$ 3,293
Foreign currency translation adjustment			267		267
Actuarial gain on employee retirement benefit plans, net of income taxes				103	103
Total comprehensive (loss) income			267	3,396	3,663
Issued under share option plans	358	(73)			$ 285
Issued under share option plans (in shares)					7,927
Purchase of common shares for cancellation	(1,040)			(2,013)	$ (3,053)
Purchase of common shares for cancellation (in shares)					(64,426)
Change in liability for share purchase commitment	(14)			28	$ 14
Share-based compensation		46			46
Dividends paid on common shares				(2,333)	(2,333)
Ending balance at Dec. 31, 2018	25,910	540	1,076	16,479	$ 44,005
Ending balance (in share) at Dec. 31, 2018					1,584,484
Changes in equity
Adoption of IFRS 16 impact
Ending balance at Jan. 01, 2019					$ 44,019
Ending balance (in share) at Jan. 01, 2019					1,584,484
Beginning balance at Dec. 31, 2018	25,910	540	1,076	16,479	$ 44,005
Beginning balance (in share) at Dec. 31, 2018					1,584,484
Changes in equity
Net earnings				2,899	$ 2,899
Foreign currency translation adjustment			(177)		(177)
Actuarial gain on employee retirement benefit plans, net of income taxes				(48)	(48)
Total comprehensive (loss) income			(177)	2,851	2,674
Issued under share option plans	116	(24)			$ 92
Issued under share option plans (in shares)					2,688
Purchase of common shares for cancellation	(905)			(1,369)	$ (2,274)
Purchase of common shares for cancellation (in shares)					(55,298)
Change in liability for share purchase commitment	46			49	$ 95
Share-based compensation		50			50
Dividends paid on common shares				(2,614)	(2,614)
Ending balance at Dec. 31, 2019	25,167	566	899	15,410	$ 42,042
Ending balance (in share) at Dec. 31, 2019					1,531,874
Changes in equity
Adoption of IFRS 16 impact				14	$ 14
At January 1, 2019, adjusted	$ 25,910	$ 540	$ 1,076	$ 16,493	$ 44,019